Contingent Liabilities and Commitments (Narrative) (Details) $ in Thousands, ₪ in Millions		1 Months Ended									12 Months Ended
	May 12, 2023 USD ($)	Jun. 30, 2023 ILS (₪)	Jun. 30, 2023 USD ($)	Feb. 28, 2023 ILS (₪)	Feb. 28, 2023 USD ($)	Mar. 31, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2018 USD ($)	Jan. 31, 2016 ILS (₪)	Jan. 31, 2016 USD ($)	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) shares	Sep. 30, 2022 shares	Jul. 22, 2022 shares	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	May 31, 2020 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Aggregate consideration paid							$ 36,000
Amount payable to construction contractor																					$ 42,000
Selling, general and administrative expense												$ 84,715		$ 99,936	$ 75,727
Cash and cash equivalents														$ 535,171	$ 474,544	$ 696,838			$ 286,184
OPC Generation Facilities [Member]
Disclosure of contingent liabilities in business combination [line items]
Aggregate consideration paid								$ 300,000
Construction Agreement Between Opchadera And Idom Servicios Integrados [Member]
Disclosure of contingent liabilities in business combination [line items]
Construction cost									₪ 639.0	$ 185,000
Corporate guarantees										$ 10,500
Amount payable to construction contractor																$ 14,000
Opc Shares Pledged Buyer Of Inkia Business Member
Disclosure of contingent liabilities in business combination [line items]
Number of shares issued | shares											55,000,000					55,000,000
Inkia Energy Limited [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares acquired														25.00%
Nominal annual Interest rate														8.00%
Deferred Payment Agreement														$ 175,000						$ 218,000
Net deferred payment agreement																				$ 188,000
Period of purchase price													four-year	four-year
Period of corporate guarantee													three-year	three-year
Opc Member
Disclosure of contingent liabilities in business combination [line items]
Number of shares issued | shares							43										12,500,000	9,443,800
Number of shares released from pledge | shares						53,500,000
Number of shares remain in pledge | shares						1,500,000
Tax assessment claim						$ 11,000
OPC Rotem [Member]
Disclosure of contingent liabilities in business combination [line items]
Consideration amount reduced													₪ 9.0	$ 3,000
Share of set out in settlement agreement				₪ 2.0	$ 523
OPC Hadera [Member]
Disclosure of contingent liabilities in business combination [line items]
Compensation to customers paid											₪ 74.0	21,000
Compensation amount includes offset												14,000
Compensation to customers paid net											25.0	7,000
Consideration amount reduced													₪ 7.0	$ 2,000
Income Before Income Tax Construction Cost											41.0					$ 11,000
Property Plant And Equipment Of Construction Cost											33.0					$ 9,000
Cost of goods sold											18.0	5,000
Iec Power Purchase Agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Acquisition cost of energy paid											₪ 5.5	$ 2,000
Percentage of correspondences tariff											25.00%	25.00%
CPV Maple Hill, LLC [Member]
Disclosure of contingent liabilities in business combination [line items]
Amount of investment agreement with tax equity	$ 82,000
Percentage of completion of construction works of Mechanical completion	20.00%
Percentage of completion of commercial operation date	80.00%
Percentage of participation in distributable free cash flow	40.00%
Amount in grant in consideration												$ 75,000
Percentage of grant in consideration of nominal value											95.00%	95.00%
Engineering, Procurement and Construction [Member]
Disclosure of contingent liabilities in business combination [line items]
Maximum contingent consideration paid		₪ 650.0	$ 175,000